Debt - Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,917,433	$ 4,137,506
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,954,651
Gross carrying amount | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	3,906,482
Gross carrying amount | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	34,207
Gross carrying amount | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	13,962
Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	254,805
Gross carrying amount | 2022 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	220,197
Gross carrying amount | 2022 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	34,207
Gross carrying amount | 2022 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	401
Gross carrying amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	450,417
Gross carrying amount | 2023 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	450,000
Gross carrying amount | 2023 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2023 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	417
Gross carrying amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	371,746
Gross carrying amount | 2024 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	358,602
Gross carrying amount | 2024 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2024 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	13,144
Gross carrying amount | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	870,219
Gross carrying amount | 2025 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	870,219
Gross carrying amount | 2025 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2025 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,569,213
Gross carrying amount | 2026 | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,569,213
Gross carrying amount | 2026 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2026 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2027 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	438,251
Gross carrying amount | 2027 and thereafter | Single-family rental borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	438,251
Gross carrying amount | 2027 and thereafter | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2027 and thereafter | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Transaction costs (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings	(36,123)	(25,019)
Debt discount (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (1,095)	$ (1,542)